Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000013178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.28%	0.09%	1.75%
C000013180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.92%	(0.02%)	1.49%
C000063956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.92%	0.09%	1.55%
C000013106
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.51%	(0.01%)	1.28%
C000063947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.06%	(0.07%)	1.74%
C000013122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.76%	(0.15%)	1.47%
C000092719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013136
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.50%	0.00%	1.60%
C000013138
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.10%	(0.07%)	1.34%
C000063950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.67%	0.01%	1.85%
C000013144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.18%	(0.06%)	1.58%
C000092722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.04%	0.18%	1.82%
C000013153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.71%	0.11%	1.53%
C000063952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.62%	(0.17%)	1.55%
C000013159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.33%	(0.26%)	1.28%
C000063953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013178
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%	0.74%	2.09%
Without Sales Load [Member] | C000013180
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	(0.02%)	1.49%
Without Sales Load [Member] | C000063956
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%	0.93%	2.29%
Without Sales Load [Member] | C000013104
Average Annual Return [Line Items]
Average Annual Return, Percent	6.34%	0.74%	1.89%
Without Sales Load [Member] | C000013106
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	(0.01%)	1.28%
Without Sales Load [Member] | C000063947
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.94%	2.09%
Without Sales Load [Member] | C000013120
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	0.58%	2.07%
Without Sales Load [Member] | C000013122
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%	(0.15%)	1.47%
Without Sales Load [Member] | C000092719
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%	0.78%	2.27%
Without Sales Load [Member] | C000013136
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%	0.67%	1.94%
Without Sales Load [Member] | C000013138
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%	(0.07%)	1.34%
Without Sales Load [Member] | C000063950
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%	0.87%	2.14%
Without Sales Load [Member] | C000013142
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	0.68%	2.18%
Without Sales Load [Member] | C000013144
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%	(0.06%)	1.58%
Without Sales Load [Member] | C000092722
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	0.87%	2.38%
Without Sales Load [Member] | C000013151
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%	0.86%	2.15%
Without Sales Load [Member] | C000013153
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	0.11%	1.53%
Without Sales Load [Member] | C000063952
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%	1.04%	2.34%
Without Sales Load [Member] | C000013157
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%	0.50%	1.88%
Without Sales Load [Member] | C000013159
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	(0.26%)	1.28%
Without Sales Load [Member] | C000063953
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%	0.70%	2.09%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	2.42%
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Average Annual Return, Percent	6.52%	1.02%	2.23%
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Average Annual Return, Percent	6.52%	1.02%	2.23%
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Average Annual Return, Percent	6.52%	1.02%	2.23%
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Average Annual Return, Percent	5.36%	0.70%	1.97%
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Average Annual Return, Percent	5.36%	0.70%	1.97%
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Average Annual Return, Percent	5.36%	0.70%	1.97%
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Average Annual Return, Percent	6.46%	1.15%	2.50%
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Average Annual Return, Percent	6.46%	1.15%	2.50%
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Average Annual Return, Percent	6.46%	1.15%	2.50%
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Average Annual Return, Percent	5.78%	0.72%	1.97%
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Average Annual Return, Percent	5.78%	0.72%	1.97%
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Average Annual Return, Percent	5.78%	0.72%	1.97%
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	5.98%	0.76%	2.28%
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	5.98%	0.76%	2.28%
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	5.98%	0.76%	2.28%
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Average Annual Return, Percent	6.88%	1.21%	2.61%
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Average Annual Return, Percent	6.88%	1.21%	2.61%
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Average Annual Return, Percent	6.88%	1.21%	2.61%
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Average Annual Return, Percent	6.05%	0.89%	2.17%
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Average Annual Return, Percent	6.05%	0.89%	2.17%
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Average Annual Return, Percent	6.05%	0.89%	2.17%